Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—94.7%
		Communication Services—0.5%
650,000	[1]	MNTN, Inc.	$ 5,980,000
1,119,600	[1]	Reservoir Media, Inc.	8,452,980
		TOTAL	14,432,980
		Consumer Discretionary—12.1%
515,000	[1]	Birkenstock Holding PLC	19,446,400
98,800	[1]	Boot Barn Holdings, Inc.	17,633,824
101,000	[2]	Brunello Cucinelli SpA	9,649,891
141,000	[1]	Cava Group, Inc.	8,547,420
350,000	[1]	DraftKings, Inc.	9,628,500
85,000	[1]	Duolingo, Inc.	11,395,100
575,000	[1]	Dutch Bros, Inc.	31,274,250
611,000	[1]	First Watch Restaurant Group, Inc.	9,769,890
262,000	[1]	Floor & Decor Holdings, Inc.	17,281,520
235,900		Moncler SpA	13,704,836
117,700	[1]	Ollie’s Bargain Outlet Holdings, Inc.	12,983,487
476,000	[1]	On Holding AG	21,539,000
300,000	[1]	Planet Fitness, Inc.	27,312,000
507,856	[1,2]	Smith Douglas Home Corp.	9,161,722
1,000,000	[1,2]	Sportradar Group AG	18,110,000
71,800		Texas Roadhouse, Inc.	12,913,948
250,000	[1]	Universal Technical Institute, Inc.	6,957,500
650,000	[1]	Viking Holdings Ltd.	46,897,500
123,700		Wingstop, Inc.	32,833,691
476,700	[1]	YETI Holdings, Inc.	21,789,957
		TOTAL	358,830,436
		Consumer Staples—2.2%
15,800		Casey’s General Stores, Inc.	9,582,700
518,500	[1]	Chefs Warehouse, Inc.	32,613,650
438,906	[1]	MamaMancini’s Holdings, Inc.	6,627,480
450,000	[1]	Maplebear, Inc.	16,722,000
		TOTAL	65,545,830
		Energy—0.8%
366,500		Archrock, Inc.	10,844,735
633,000	[1]	WaterBridge Infrastructure LLC	13,888,020
		TOTAL	24,732,755
		Financials—5.1%
400,000	[1]	Accelerant Holdings	5,464,000
190,000		Ares Management Corp.	28,437,300
60,000	[1]	Bancorp, Inc.	3,566,400
500,000	[2]	Blue Owl Capital, Inc.	6,820,000
250,000	[1,2]	Bullish	7,550,000
500,000	[1]	Chime Financial, Inc.	12,710,000
200,000	[1]	Ethos Technologies, Inc.	3,010,000
200,000	[1]	Etoro Group Ltd.	5,880,000
225,000	[1,2]	Figure Technology Solutions, Inc.	12,798,000
240,000		Hamilton Lane, Inc.	33,897,600
200,000	[1]	Miami International Holdings, Inc.	8,346,000

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
60,000		ServisFirst Bancshares, Inc.	$ 4,911,000
500,000	[1]	Slide Insurance Holdings, Inc.	8,615,000
300,000	[1]	Toast, Inc.	9,333,000
		TOTAL	151,338,300
		Health Care—25.5%
100,500	[1]	Abivax S.A., ADR	11,170,575
290,000	[1]	AnaptysBio, Inc.	13,748,900
1,186,700	[1,2]	Arcturus Therapeutics Holdings, Inc.	8,864,649
119,300	[1]	Argenx SE	100,244,584
5,074,231	[1,2,3]	AstraZeneca PLC, Rights	2,790,827
4,806,877	[1,2]	aTyr Pharma, Inc.	4,243,511
1,079,700	[1]	Centessa Pharmaceuticals Ltd., ADR	26,528,229
939,251	[1]	Ceribell, Inc.	19,357,963
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,025,700
267,000	[1]	Cytokinetics, Inc.	16,871,730
325,000	[1,2]	Evommune, Inc.	5,882,500
1,982,000	[1]	EyePoint Pharmaceuticals, Inc.	26,796,640
702,400	[1]	Forte Biosciences, Inc.	20,559,248
350,000	[1,2]	Genmab A/S, ADR	11,420,500
610,000	[1]	Guardant Health, Inc.	69,564,400
1,245,000	[1]	IDEAYA Biosciences, Inc.	40,076,550
117,900	[1]	Insulet Corp.	30,159,999
43,200	[1]	IRhythm Holdings, Inc.	6,674,832
525,000	[1,2]	Kestra Medical Technologies, Inc.	12,951,750
320,538	[1]	Kymera Therapeutics, Inc.	23,299,907
400,000	[1,2]	Lumexa Imaging Holdings, Inc.	4,900,000
2,156,440	[1]	Minerva Neurosciences, Inc.	8,755,146
141,900	[1]	Natera, Inc.	32,798,766
95,000	[1]	Newamsterdam Pharma Co. NV	2,956,400
14,729,500	[1,3]	Novartis AG, Rights	17,086,220
500,000	[1]	Omada Health, Inc.	7,475,000
3,571,000	[1]	Ovid Therapeutics, Inc.	5,570,760
2,471,595	[1,2]	Palisade Bio, Inc.	3,682,677
130,073	[1]	Palvella Therapeutics, Inc.	9,975,298
5,340,860	[1]	Rezolute, Inc.	17,838,472
592,000	[1]	Rhythm Pharmaceuticals, Inc.	60,691,840
383,400	[1]	Scholar Rock Holding Corp.	16,999,956
60,446		UCB S.A.	18,298,385
221,361	[1]	Upstream Bio, Inc.	6,879,900
200,700	[1]	Vaxcyte, Inc.	10,751,499
70,600	[1]	Veeva Systems, Inc.	14,396,752
200,000	[1]	Vericel Corp.	7,196,000
1,871,567	[1]	Wave Life Sciences Ltd.	24,218,077
325,000	[1]	Xenon Pharmaceuticals, Inc.	13,328,250
1,177,383	[1,2]	Zenas Biopharma, Inc.	21,628,526
		TOTAL	757,660,918
		Industrials—27.3%
211,800		Applied Industrial Technologies, Inc.	55,154,838
528,600	[1]	ATI, Inc.	63,590,580
50,000	[1]	Axon Enterprise, Inc.	24,179,000
285,800		AZZ, Inc.	35,522,082
421,668	[1]	BETA Technologies, Inc.	9,065,862

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
18,500	[1]	Bloom Energy Corp.	$ 2,800,345
358,948	[1]	Cardinal Infrastructure Group, Inc.	9,041,900
1,315,056	[1]	Centuri Holdings, Inc.	36,295,546
97,800		Comfort Systems USA, Inc.	111,697,380
123,600	[1]	Construction Partners, Inc.	13,581,168
534,029	[1]	EquipmentShare.com, Inc.	16,608,302
700,000	[1,2]	Fiverr International Ltd.	11,725,000
95,300		FTAI Aviation Ltd.	25,952,096
131,800		HEICO Corp.	43,613,938
122,000	[1]	Karman Holdings, Inc.	12,663,600
210,300	[1]	Kratos Defense & Security Solutions	21,663,003
363,800	[1,2]	Legence Corp.	17,065,858
629,100	[1]	Loar Holdings, Inc.	43,143,678
175,400	[1]	NextPower, Inc.	20,537,586
79,500		Powell Industries, Inc.	35,265,405
1,430,000	[1]	QXO, Inc.	31,717,400
25,900	[1]	RBC Bearings, Inc.	12,941,453
256,800	[1]	StandardAero, Inc.	7,932,552
158,000	[1]	Trex Co., Inc.	6,544,360
657,200		UL Solutions, Inc.	46,155,156
325,000	[1,2]	Voyager Technologies, Inc.	9,922,250
264,800	[1]	XPO, Inc.	39,219,528
197,800		Xylem, Inc.	27,270,686
550,000	[1]	York Space Systems, Inc.	18,672,500
		TOTAL	809,543,052
		Information Technology—16.7%
100,000	[1]	Astera Labs, Inc.	15,062,000
186,800		BE Semiconductor Industries N.V.	36,540,617
490,500	[1,2]	Camtek Ltd.	71,872,965
30,000	[1]	Circle Internet Finance PLC	1,917,900
92,600	[1]	Commvault Systems, Inc.	7,935,820
103,500	[1]	Credo Technology Group Holding Ltd.	12,966,480
500,000	[1]	Digitalocean Holdings, Inc.	27,625,000
283,000	[1]	Elastic N.V.	18,658,190
66,800	[1]	IonQ, Inc.	2,670,664
312,100	[1]	JFrog Ltd.	17,103,080
1,362,400	[1]	Klaviyo, Inc.	30,258,904
150,000	[1]	MongoDB, Inc.	55,699,500
24,000		Motorola Solutions, Inc.	9,660,960
1,215,000	[1,2]	Netskope, Inc.	18,042,750
250,000	[1]	Q2 Holdings, Inc.	15,312,500
182,000	[1]	Rambus, Inc.	20,717,060
725,500	[1]	Rubrik, Inc.	40,591,725
232,200	[1]	Shopify, Inc.	30,471,606
125,000	[1]	Sitime Corp.	45,388,750
739,800	[1]	Soundthinking, Inc.	5,163,804
32,650	[1]	Tyler Technologies, Inc.	12,060,910
		TOTAL	495,721,185
		Materials—1.5%
110,300		Eagle Materials, Inc.	22,480,243
199,600	[1,2]	MP Materials Corp.	11,730,492

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
143,600		Westlake Corp.	$ 11,390,352
		TOTAL	45,601,087
		Real Estate—3.0%
300,000	[1]	CoStar Group, Inc.	18,450,000
375,000		Gaming and Leisure Properties, Inc.	16,781,250
200,000		Lamar Advertising Co.	25,662,000
300,000		Ryman Hospitality Properties, Inc.	28,410,000
		TOTAL	89,303,250
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,757,906,389)	2,812,709,793
		PREFERRED STOCKS—0.6%
		Health Care—0.6%
2,178,049	[3,4]	CeQur S.A.	11,512,743
188,702	[3,4]	Sail Biomedicines, Inc.	5,921,752
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,947,981)	17,434,495
		WARRANTS—0.8%
		Health Care—0.8%
766,284	[1]	Gossamer Bio, Inc., Warrants	1,589,426
3,280	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	4,008,921
1,640	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	2,473,383
162,100	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	658,126
2,380,666	[1,4]	Ovid Therapeutics, Inc., Series A Warrants 10/6/2030	781,097
1,785,500	[1,4]	Ovid Therapeutics, Inc., Warrants 10/6/2030	2,095,106
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	340,191
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	216,432
533,000	[1]	Rezolute, Inc., Warrants 4/30/2099	1,780,220
839,900	[1]	Rezolute, Inc., Warrants 6/24/2099	2,805,266
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	5,630,572
165,355	[1]	Scynexis, Inc., Warrants 4/26/2029	19,495
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,024,551
		TOTAL WARRANTS (IDENTIFIED COST $22,635,357)	23,422,786
		INVESTMENT COMPANY—9.7%
287,085,993		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[5] (IDENTIFIED COST $287,085,993)	287,085,993
		TOTAL INVESTMENT IN SECURITIES—105.8% (IDENTIFIED COST $2,084,575,720)	3,140,653,067
		OTHER ASSETS AND LIABILITIES - NET—(5.8)%[6]	(171,251,136)
		NET ASSETS—100%	$2,969,401,931

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2026, were as follows:
Affiliated	Value as of 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 1/31/2026	Shares Held as of 1/31/2026	Dividend Income
Consumer Discretionary:
Smith Douglas Home Corp.	$9,211,931	$—	$(353,186)	$458,951	$(155,974)	$9,161,722	507,856	$—
Health Care:
Arcturus Therapeutics Holdings, Inc.	$21,914,259	$—	$(6,799,065)	$17,641,827	$(23,892,372)	$8,864,649	1,186,700	$—
aTyr Pharma, Inc.	$4,162,756	$—	$—	$80,755	$—	$4,243,511	4,806,877	$—
EyePoint Pharmaceuticals, Inc.	$25,944,380	$—	$—	$852,260	$—	$26,796,640	1,982,000	$—
Forte Biosciences, Inc.	$9,089,056	$—	$—	$11,470,192	$—	$20,559,248	702,400	$—
Minerva Neurosciences, Inc.	$7,428,036	$—	$—	$1,327,110	$—	$8,755,146	2,156,440	$—
Minerva Neurosciences, Inc., Tranche A War- rants 12/31/2099	$3,223,931	$—	$—	$784,990	$—	$4,008,921	3,280	$—
Minerva Neurosciences, Inc., Tranche B War- rants 12/31/2099	$1,935,615	$—	$—	$537,768	$—	$2,473,383	1,640	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$680,820	$—	$—	$(22,694)	$—	$658,126	162,100	$—
Ovid Therapeutics, Inc.	$3,722,768	$—	$—	$1,847,992	$—	$5,570,760	3,571,000	$—
Ovid Therapeutics, Inc., Series A Warrants 10/6/2030	$782,763	$—	$—	$(1,666)	$—	$781,097	2,380,666	$—
Ovid Therapeutics, Inc., Warrants 10/6/2030	$1,693,993	$—	$—	$401,113	$—	$2,095,106	1,785,500	$—
Rezolute, Inc.	$40,503,415	$2,483,265	$—	$(25,148,208)	$—	$17,838,472	5,340,860	$—
Rezolute, Inc., Warrants 10/8/2027	$407,103	$—	$—	$(66,912)	$—	$340,191	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$603,936	$—	$—	$(387,504)	$—	$216,432	64,800	$—
Rezolute, Inc., Warrants 4/30/2099	$4,967,560	$—	$—	$(3,187,340)	$—	$1,780,220	533,000	$—
Rezolute, Inc., Warrants 6/24/2099	$7,827,868	$—	$—	$(5,022,602)	$—	$2,805,266	839,900	$—
Rezolute, Inc., Warrants 12/31/2099	$15,711,656	$—	$—	$(10,081,084)	$—	$5,630,572	1,685,800	$—
Scynexis, Inc., Warrants 4/26/2029	$23,646	$—	$—	$(4,151)	$—	$19,495	165,355	$—
Scynexis, Inc., Warrants 1/1/2099	$951,060	$—	$—	$73,491	$—	$1,024,551	1,441,000	$—
Information Technology:
Soundthinking, Inc.	$9,350,000	$—	$(2,091,251)	$2,834,150	$(4,929,095)	$5,163,804	739,800	$—
Affiliated issuers no longer in the portfolio at period end	$254,580	$—	$(220,224)	$1,618,816	$(1,653,172)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$170,391,132	$2,483,265	$(9,463,726)	$(3,992,746)	$(30,630,613)	$128,787,312	30,250,308	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2025	$207,593,682
Purchases at Cost	$605,355,247
Proceeds from Sales	$(525,862,936)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$287,085,993
Shares Held as of 1/31/2026	287,085,993
Dividend Income	$2,536,555

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$182,417,034	$188,105,827

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2026, these restricted securities amounted to $26,793,002, which represented 0.9% of total net assets.

Additional information on restricted securities held at January 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,664,325	$11,512,743
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$4,008,921
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$2,473,383
Ovid Therapeutics, Inc., Series A Warrants 10/6/2030	10/3/2025	$0	$781,097
Ovid Therapeutics, Inc., Warrants 10/6/2030	10/3/2025	$0	$2,095,106
Sail Biomedicines, Inc.	7/28/2021	$5,283,656	$5,921,752

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,377,055,957	$—	$18,111,920	$2,395,167,877
International	236,312,776	178,438,313	2,790,827	417,541,916
Preferred Stocks
Domestic	—	—	5,921,752	5,921,752
International	—	—	11,512,743	11,512,743
Debt Securities:
Warrants	11,090,616	5,849,866	6,482,304	23,422,786
Investment Company	287,085,993	—	—	287,085,993
TOTAL SECURITIES	$2,911,545,342	$184,288,179	$44,819,546	$3,140,653,067

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of 10/31/2025	$53,565,215
Change in unrealized appreciation/depreciation	2,010,487
(Sales)	(8,279,400)
Transfers out of Level 3	(2,476,756)
Balance as of 1/31/2026	$44,819,546
Total change in unrealized appreciation/depreciation attributable to investments still held at 1/31/2026	$2,010,487

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt